Annual Total Returns[BarChart] - Victory INCORE Low Duration Bond VIP Series - Class I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.91%	3.16%	0.24%	0.92%	0.47%	2.04%	1.64%	1.01%	3.79%	4.33%